Going Concern	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Going Concern [Abstract]
Going Concern Disclosure [Text Block]
Note 3 Going Concern

As reflected in the accompanying financial statements, the Company has a net loss of $7,725,223 and net cash used in operations of $1,079,395 for the nine months ended March 31, 2014, and working capital equity of $3,122,057 and stockholders’ equity of $3,407,821 and a deficit accumulated during the development stage of $15,741,693 at March 31, 2014.  In addition, the Company is in the development stage and has not yet generated any revenues. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company expects that its current cash resources as well as expected lack of operating cash flows will not be sufficient to sustain operations for a period greater than one year.

The ability of the Company to continue its operations is dependent on Management's plans, which include continuing to raise capital through equity and debt based financings.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 3 Going Concern

As reflected in the accompanying financial statements, the Company has a net loss of $6,727,457 and net cash used in operations of $1,627,965 for the year ended June 30, 2013, and a working capital and stockholders’ deficit of $4,162,212 and a deficit accumulated during the development stage of $8,016,470 at June 30, 2013.  In addition, the Company is in the development stage and has not yet generated any revenues. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company expects that its current cash resources as well as expected lack of operating cash flows will not be sufficient to sustain operations for a period greater than one year. The ability of the Company to continue its operations is dependent on Management's plans, which include continuing to raise equity based financing. There is no assurance that the Company will be successful in accomplishing this objective.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.